ACQUISITION (Details) - Peak Consulting Services Limited - USD ($)	May 07, 2024	Feb. 29, 2024
ACQUISITION
Number of ordinary shares acquired		600,000
Percentage of issued and outstanding ordinary shares acquired		100.00%
Intangibles from acquisition		$ 1,797,109
Assets acquired:
Cash		77,893
Intangible assets		1,797,109
Total assets		1,875,002
Purchase price		$ 1,875,002
Class A ordinary shares
ACQUISITION
Consideration in shares	694,445	694,445
Share price		$ 2.7